Document And Entity Information	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	ASPEN AEROGELS, INC.
Entity Central Index Key	0001145986
Entity Emerging Growth Company	false
Securities Act File Number	001-36481
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3559972
Entity Address, Address Line One	30 Forbes Road
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Northborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01532
City Area Code	(508)
Local Phone Number	691-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASPN
Security Exchange Name	NYSE